UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Elkhorn Partners Limited Partnership
Address:    2222 Skyline Drive
           Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting
       Manager
Phone: (402) 289-3217

Signature, Place, and Date of Signing:

  /s/ Alan S. Parsow        Elkhorn, Nebraska       February 12, 2008
-----------------------  -----------------------   ----------------------
     [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:  $109,819
                                        (thousands)

List of Other Included Managers:           NONE

                           FORM 13F INFORMATION TABLE

------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- ---------- --------------------
                           Title of                 Value       Shares/    SH/     Put/    Invstmt      Other     Voting Authority
    Name of Issuer          Class        CUSIP     (x$1000)     PRN Amt    PRN    Call     Dscretn    Managers
------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- ---------- --------------------

                                                                                                                 Sole    Shared None
------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- ---------- -------  ------ ----
American Express Co.         COM         025816109        442      8,500     SH              SOLE                8,500
Annaly Cap Mgmt Inc          COM         035710409        309     17,000     SH              SOLE               17,000
AVI Biopharma Inc.           COM         002346104        127     90,000     SH              SOLE               90,000
Beijing Med Pharm Corp.      COM         077255107      1,056     96,166     SH              SOLE               96,166
Berkshire Hathaway          CL A         084670108      7,505         53     SH              SOLE                   53
Inc. Del
Berkshire Hathaway          CL B         084670207      7,814      1,650     SH              SOLE                1,650
Inc. Del
Bristol Myers Squibb         COM         110122108        862     32,500     SH              SOLE               32,500
Co.
Cae Inc.                     COM         124765108        348     26,000     SH              SOLE               26,000
CapLease Inc                 COM         140288101        109     13,000     SH              SOLE               13,000
Capstead Mtg Corp.        PFD B CV       14067E308        145     11,300     SH              SOLE               11,300
CBS Corp. New               CL B         124857202        818     30,000     SH              SOLE               30,000
Chesapeake Energy Corp.      COM         165167107        314      8,000     SH              SOLE                8,000
Citigroup Inc.               COM         172967101        347     11,800     SH              SOLE               11,800
Columbia Labs Inc.           COM         197779101         50     22,000     SH              SOLE               22,000
Comarco Inc.                 COM         200080109      3,748    671,677     SH              SOLE              671,677
Comcast Corp. New         CL A SPL       20030N200      2,736    151,000     SH              SOLE              151,000
Delcath Sys Inc.             COM         24661P104         84     45,480     SH              SOLE               45,480
Dow Chem Co.                 COM         260543103        532     13,500     SH              SOLE               13,500
EMC Corp - Mass              COM         26864B102        185     10,000     SH              SOLE               10,000
Enerplus Res FD             UNIT         29274D604        989     24,700     SH              SOLE               24,700
Fairfax Fnl Hldgs Ltd      SUB VTG       303901102      5,007     17,500     SH              SOLE               17,500
Friedman Billings           REIT         358434108        330    105,000     SH              SOLE              105,000
Ramsey
Gencorp Inc                  COM         368682100        612     52,500     SH              SOLE               52,500
General Electric Co          COM         369604103        671     18,100     SH              SOLE               18,100
Grey Wolf Inc                COM         397888108        533    100,000     SH              SOLE              100,000
Healthcare Rlty TR           COM         421946104        749     29,500     SH              SOLE               29,500
Hollywood Media Corp         COM         436233100        962    331,882     SH              SOLE              331,882
Home Depot Inc               COM         437076102        768     28,500     SH              SOLE               28,500
Imergent Inc                 COM         45247Q100        455     43,000     SH              SOLE               43,000
Innodata Isogen Inc        COM NEW       457642205        909    169,986     SH              SOLE              169,986
International Business       COM         459200101      4,994     46,200     SH              SOLE               46,200
Mach
Ishares Inc               MSCI JPN       464286848        133     10,000     SH              SOLE               10,000
JetBlue                      COM         477143101        130     22,000     SH              SOLE               22,000
KKR Finl Corp               REIT         482476306      3,063    218,000     SH              SOLE              218,000
K Sea Transn Partners       LTDP         48268Y101        944     26,300     SH              SOLE               26,300
LP
LaBranche & Co Inc           COM         505447102        108     21,500     SH              SOLE               21,500
Level 3 Communications       COM         52729N100        284     93,500     SH              SOLE               93,500
Inc
Marsh & McLennan COS         COM         571748102        424     16,000     SH              SOLE               16,000
Inc
Martha Stewart Living       CL A         573083102      1,163    125,500     SH              SOLE              125,500
MDC Partners Inc          CL A SUB       552697104        399     41,000     SH              SOLE               41,000
                             VTG
Meade Instruments Corp       COM         583062104         56     45,000     SH              SOLE               45,000
Montpelier Re Holdings       SHS         G62185106        391     23,000     SH              SOLE               23,000
Ltd
Mortons Restaurant Grp       COM         619430101        247     26,500     SH              SOLE               26,500
Inc
Mylan Labs Inc               COM         628530107        900     64,000     SH              SOLE               64,000
National Lampoon Inc         COM         636637100        128     53,314     SH              SOLE               53,314
New Frontier Media Inc       COM         644398109         55     10,000     SH              SOLE               10,000
New York Cmnty Bancorp       COM         649445103        447     25,400     SH              SOLE               25,400
Inc
NGas Resources Inc           COM         62912T103        774    137,500     SH              SOLE              137,500
NYSE Euronext                COM         629491101      1,483     16,900     SH              SOLE               16,900
Orbit Intl Corp            COM NEW       685559304      3,592    415,700     SH              SOLE              415,700
Osteotech Inc                COM         688582105        278     35,500     SH              SOLE               35,500
Penn Treaty Amer Corp        COM         707874400     14,814  2,282,600     SH              SOLE            2,282,600
Penn West Energy TR         UNIT         707885109        978     37,600     SH              SOLE               37,600
Pfizer Inc                   COM         717081103        205      9,000     SH              SOLE                9,000
Playboy Enterprises Inc     CL A         728117201      1,605    175,600     SH              SOLE              175,600
Playboy Enterprises Inc     CL B         728117300        866     95,000     SH              SOLE               95,000
Polymet Mining Corp          COM         731916102        192     59,300     SH              SOLE               59,300
Possis Medical Inc           COM         737407106      1,339     91,807     SH              SOLE               91,807
Pro Pharmaceuticals Inc      COM         74267T109         11     15,000     SH              SOLE               15,000
Proxymed Inc               COM NEW       744290305         75     27,992     SH              SOLE               27,992
Reading International       CL A         755408101        196     19,600     SH              SOLE               19,600
Inc
Rewards Network Inc          COM         761557107      6,568  1,321,500     SH              SOLE            1,321,500
SLM Corp                     COM         78442P106        735     36,500     SH              SOLE               36,500
SMF Energy Corp              COM         78453M109         54     80,000     SH              SOLE               80,000
Source Interlink Cos         COM         836151209         77     26,601     SH              SOLE               26,601
Inc
Spacehab Inc                 COM         846243103         18     11,270     SH              SOLE               11,270
Stein Mart Inc               COM         858375108        237     50,000     SH              SOLE               50,000
Student Loan Corp            COM         863902102      2,893     26,300     SH              SOLE               26,300
Taylor Devices Inc           COM         877163105        140     20,000     SH              SOLE               20,000
Time Warner Inc              COM         887317105        578     35,000     SH              SOLE               35,000
USG Corp                   COM NEW       903293405      2,405     67,200     SH              SOLE               67,200
Viacom Inc New              CL B         92553P201      4,089     93,100     SH              SOLE               93,100
Wal Mart Stores Inc          COM         931142103        404      8,500     SH              SOLE                8,500
Weyerhaeuser Co              COM         962166104        959     13,000     SH              SOLE               13,000
White Mtns Ins Group         COM         G9618E107     10,872     21,150     SH              SOLE               21,150
Ltd
